Segment Information - Schedule of Financial Performance through Reportable Segments (Details) - Reportable Segment [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 30, 2025		Mar. 31, 2024
Schedule of Financial Performance through Reportable Segments [Line Items]
Operating revenues	$ 82,740		$ 10,040
Less:
Cost of revenues	42,599		7,757
Sales commissions	7,684		3,116
Sales and marketing	6,825		1,618
General and administrative	24,590	[1]	5,093	[2]
Operating income (loss)	1,042		(7,544)
Reconciliation of segment income before income taxes:
General corporate expense
Interest expense	(7,494)		(3,568)
Interest income	3		6
Other income (expense), net	14,576		1,519
Gain on troubled debt restructuring
Income before income taxes	8,127		(9,587)
Residential Solar Installation [Member]
Schedule of Financial Performance through Reportable Segments [Line Items]
Operating revenues	38,122		10,040
Less:
Cost of revenues	16,548		7,757
Sales commissions	6,667		3,116
Sales and marketing	6,825		1,618
General and administrative	18,098	[1]	5,093	[2]
Operating income (loss)	(10,016)		(7,544)
Reconciliation of segment income before income taxes:
General corporate expense
Interest expense
Interest income
Other income (expense), net
Gain on troubled debt restructuring
Income before income taxes	(10,016)
New Homes Business [Member]
Schedule of Financial Performance through Reportable Segments [Line Items]
Operating revenues	44,618
Less:
Cost of revenues	26,051
Sales commissions	1,017
Sales and marketing
General and administrative	6,492	[1]		[2]
Operating income (loss)	11,058
Reconciliation of segment income before income taxes:
General corporate expense
Interest expense
Interest income
Other income (expense), net
Gain on troubled debt restructuring
Income before income taxes	$ 11,058

[1]	For the thirteen weeks ended March 30, 2025, depreciation and amortization expense was $1.4 million and $0.2 million for the Residential Solar Installation and New Homes Business reportable segments, respectively.
[2]	For the thirteen weeks ended March 31, 2024, depreciation and amortization expense was $0.4 million for the Residential Solar Installation reportable segment.